Consolidated Statements Of Stockholders' Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Surplus [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Treasury Stock [Member]	Total
Balance at beginning of period at Dec. 31, 2008	$ 23,926	$ 179	$ 37,281	$ 471	$ (7,038)	$ 54,819
Comprehensive income:
Net income	0	0	3,106	0	0	3,106
Change in net unrealized gain, net of related income taxes	0	0	0	573	0	573
Total comprehensive income						3,679
Purchase of treasury shares	0	0	0	0	(171)	(171)
Cash dividends declared	0	0	(2,200)	0	0	(2,200)
Balance at end of period at Dec. 31, 2009	23,926	179	38,187	1,044	(7,209)	56,127
Comprehensive income:
Net income	0	0	4,024	0	0	4,024
Change in net unrealized gain, net of related income taxes	0	0	0	(537)	0	(537)
Total comprehensive income						3,487
Purchase of treasury shares	0	0	0	0	(940)	(940)
Cash dividends declared	0	0	(2,161)	0	0	(2,161)
Balance at end of period at Dec. 31, 2010	23,926	179	40,050	507	(8,149)	56,513
Comprehensive income:
Net income	0	0	4,754	0	0	4,754
Change in net unrealized gain, net of related income taxes	0	0	0	3,834	0	3,834
Total comprehensive income						8,588
Purchase of treasury shares	0	0	0	0	(76)	(76)
Cash dividends declared	0	0	(2,142)	0	0	(2,142)
Balance at end of period at Dec. 31, 2011	$ 23,926	$ 179	$ 42,662	$ 4,341	$ (8,225)	$ 62,883